Expense Example - FidelityInternationalRealEstateFund-RetailPRO - FidelityInternationalRealEstateFund-RetailPRO - Fidelity International Real Estate Fund - Fidelity International Real Estate Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 97
3 years	308
5 years	538
10 years	$ 1,198